Future Aircraft Leases Payments - Schedule of Future Minimum Income from Lease Agreements (Detail) - USD ($) $ in Thousands	Feb. 28, 2019	Dec. 31, 2018
Termination of operative lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum income	$ 21,635
Year one [member] | Termination of operative lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum income	15,142
Between one and five years [member] | Termination of operative lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum income	$ 6,493
Aircraft Under Operating Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum income		$ 99,705
Aircraft Under Operating Lease [member] | Year one [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum income		26,442
Aircraft Under Operating Lease [member] | Between one and five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum income		52,543
Aircraft Under Operating Lease [member] | More than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum income		$ 20,720